Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share Details
Loss from continuing Operations available to Common stockholders (numerator)	$ (943,965)	$ (470,667)	$ (2,196,834)	$ (1,696,282)
Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	3,835,875	3,116,865	3,125,022	3,114,241